DERIVATIVE FINANCIAL INSTRUMENTS (Details1)	Dec. 31, 2017 USD ($)
Current Assets
Categories of current financial [abstract]
Notional value	$ 853,000
Fair value gain (loss)	17,000
Current Liabilities
Categories of current financial [abstract]
Notional value	2,186,000
Fair value gain (loss)	(138,000)
January 2018 to March 2018, BSI—Ave, 45 days | Current Assets
Categories of current financial [abstract]
Strike Price	9,800
Notional value	441,000
Fair value gain (loss)	1,000
January 2018 to March 2018, BSI—Ave, 40 days | Current Assets
Categories of current financial [abstract]
Strike Price	10,300
Notional value	412,000
Fair value gain (loss)	16,000
January 2018 to March 2018, BSI—Ave, 30 days | Current Liabilities
Categories of current financial [abstract]
Strike Price	8,900
Notional value	267,000
Fair value gain (loss)	(27,000)
January 2018 to March 2018, BSI—Ave, 90 days | Current Liabilities
Categories of current financial [abstract]
Strike Price	9,150
Notional value	824,000
Fair value gain (loss)	(57,000)
January 2018 to March 2018, BHSI—Ave, 90 days | Current Liabilities
Categories of current financial [abstract]
Strike Price	8,050
Notional value	725,000
Fair value gain (loss)	(40,000)
January 2018 to March 2018, BHSI—Ave, 15 days | Current Liabilities
Categories of current financial [abstract]
Strike Price	8,100
Notional value	122,000
Fair value gain (loss)	(7,000)
January 2018 to March 2018, BHSI—Ave, 30 days | Current Liabilities
Categories of current financial [abstract]
Strike Price	8,250
Notional value	248,000
Fair value gain (loss)	$ (7,000)